Tax - Summary of Deferred Tax Balance After Offset of Assets and Liabilities and Analysis by Key Territory (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of deferred taxes [line items]
Deferred tax assets	$ 126	$ 147
Deferred tax liabilities	(78)	(93)
Deferred tax liability asset	48	54	$ 18
United Kingdom [member]
Disclosure of deferred taxes [line items]
Deferred tax assets	109	127
Deferred tax liability asset	109	127
United States [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(73)	(87)
Other Countries [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	$ 12	$ 14